Income taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income taxes

13. Income taxes

A.	Amounts recognized in profit or loss

		2025	2024	2023
		(In thousands of Korean won)
Current tax expense
Current year	₩	876,391	233,403	1,319,643
Adjustments recognized related to prior period incomes (*)		(79,248)	(263,935)	(518,699)
Total Current tax expense	₩	797,143	(30,532)	800,944
Deferred tax expense
Origination and reversal of temporary differences	₩	(362,851)	(723,118)	(40,165)
Deferred taxes charged directly to equity		794	-	-
Tax expense(benefit) on continuing operations		435,086	(753,650)	760,779

(*)	In the normal course of business, the Company and its respective subsidiaries are examined by taxation authority. Our management regularly assesses the potential outcomes of these examinations and any future examinations for the current or prior years in determining the adequacy of its liabilities for income taxes.

We establish additional current tax liabilities for income taxes when, despite the belief that tax positions are fully supportable, there remain positions that do not meet the minimum probability threshold, which is a tax position that is more likely than not to be sustained upon examination by the applicable taxation authority. The impact of current tax liabilities for uncertain tax positions, as well as the related net interest and penalties, are included in income taxes in the consolidated statements of operations.

B.	Amounts recognized in OCI

		2025			2024			2023
		Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
		(In thousands of Korean won)
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit liability	₩	309,013	(794)	308,219	44,085	-	44,085	109,558	-	109,558

C.	Reconciliation of effective tax rate

		2025	2024	2023
		(In thousands of Korean won)
Profit before income tax	₩	(207,674,801)	(4,311,845)	3,553,129
Tax at the statutory income tax rate		(10,535,806)	(844,871)	720,604
Adjustments:
Tax-exempt income		(1,857)	(408)	(92)
Expenses not deductible for tax purposes		6,826,010	31,689	37,369
Tax credits		(94,216)	(84,755)	(124,290)
Changes in unrecognized deferred tax		3,481,880	380,738	(149,470)
Adjustments recognized related to prior period incomes		(79,248)	(263,935)	121,794
Others (differences in tax rate, etc.)		838,323	27,892	154,864
Income tax expenses	₩	435,086	(753,650)	760,779
Effective income tax rate (*)		-	-	21.4%

(*)	The effective tax rate is not calculated as the Company incurred a loss before income taxes for the years ended December 31, 2025 and 2024.

D.	Movement in deferred tax balances

i.	Movement in deferred tax balances as of December 31, 2025

		Beginning	Changes resulting from business combinations	Increase (decrease)	Exchange Rate Diff	Ending
Accrued income	₩	(15,876)	(603)	(30,570)	-	(47,049)
Short-term financial instruments		91,074	19,278	14,934	-	125,286
Inventories		569,966	(23,760)	37,008	-	583,214
Property & equipment including right-of-use assets		(2,052,129)	(44,226)	927,989	-	(1,168,366)
Intangible assets other than goodwill		6,998	(129,352)	607,864	5,427	490,937
Allowance for bad debts		395,217	-	(5,102)	-	390,115
Investments in associate and subsidiary (*)		1,205,749	23,950	(1,305,999)	-	(76,300)
Accrued expenses		(5,291)	175,901	(65,189)	-	105,422
Lease liabilities		2,246,860	26,629	(583,844)	-	1,689,645
Provisions		175,126	-	(43,162)	-	131,964
Investment property		(83,809)	-	(361,321)	-	(445,130)
Defined benefit liabilities		117,936	53,066	18,445	-	189,447
Brand		(399,157)	-	399,157	-	-
Contract assets		-	(60,788)	54,869	-	(5,919)
Prepaid expenses		-	(120,089)	(79,337)	-	(199,427)
Prepayments		-	(55,537)	27,876	-	(27,661)
Trade and other payables		-	-	186,815	3,514	190,330
Convertible Notes		-	-	569,322	10,710	580,031
Other		57,399	812,858	768,957	27,499	1,666,713
Total	₩	2,310,064	683,358	1,147,367	47,150	4,187,939
Loss carried forward	₩	1,039,258	4,155,051	2,546,380	134,615	7,875,304
Carryover tax credit		3,118,117	346,716	150,984	-	3,615,817
Unrecognized deferred tax liabilities (assets) (*)		(5,855,583)	(5,268,632)	(3,481,880)	(181,764)	(14,787,859)
Deferred tax assets (liabilities)	₩	611,857	(83,507)	362,851	-	891,201

(*)	As of December 31, 2025, the Company did not recognize deferred income tax assets for the temporary difference relating to investments in subsidiary as it is not probable such temporary differences can be utilized in the foreseeable future.

ii.	Movement in deferred tax balances as of December 31, 2024

		Tax effect
		Beginning	Increase (decrease)	Ending
		(In thousands of Korean won)
Accrued income	₩	(54,469)	38,593	(15,876)
Short-term financial instruments		74,007	17,067	91,074
Inventories		220,559	349,407	569,966
Property & equipment including right-of-use assets		(2,261,920)	209,791	(2,052,129)
Intangible assets other than goodwill		(10,712)	17,710	6,998
Allowance for bad debts		267,801	127,416	395,217
Investments in associate and subsidiary (*)		924,522	281,227	1,205,749
Accrued expenses		-	(5,291)	(5,291)
Lease liabilities		2,988,900	(742,040)	2,246,860
Provisions		192,644	(17,518)	175,126
Investment property		(681,506)	597,697	(83,809)
Defined benefit liabilities		143,140	(25,204)	117,936
Brand		(676,406)	277,249	(399,157)
Other		50,733	6,667	57,400
Total	₩	1,177,293	1,132,771	2,310,064
Loss carried forward	₩	509,696	529,562	1,039,258
Carryover tax credit		4,246,455	(1,128,338)	3,118,117
Unrecognized deferred tax liabilities (assets) (*)		(6,044,706)	189,123	(5,855,583)
Deferred tax assets (liabilities)	₩	(111,262)	723,118	611,856

(*)	As of December 31, 2024, the Company did not recognize deferred income tax asset for the temporary difference relating to investments in subsidiary as it is not probable such temporary differences can be utilized in the foreseeable future.

E.	Deferred assets (liabilities)

i.	Details of unrecognized as deferred income tax assets as of December 31, 2025 and 2024 are as follows:

		2025	2024
		(In thousands of Korean won)
Tax loss carryforwards	₩	7,875,304	1,039,258
Tax credit carryforwards		3,615,817	3,118,117
Unrecognized temporary difference		3,296,738	1,698,208

ii.	Details of unused tax loss carryforwards and unused tax credit carryforwards that are not recognized as deferred income tax assets as of December 31, 2025 are as follows:

Year of expiration		Unused loss carryforwards	Unused tax credit carryforwards
		(In thousands of Korean won)
2026	₩	-	-
2027		-	-
2028		-	-
2029		-	188,128
2030		-	2,929,990
2031		-	-
After 2031		7,543,356	497,699
No expiry date		28,815,986	-
Total	₩	36,359,342	3,615,817

iii.	The timing of recovery of deferred tax assets and liabilities as of December 31, 2025 and 2024 is as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Deferred tax assets
- Deferred tax assets to be recovered after more than 12 months	₩	1,334,368	593,760
- Deferred tax assets to be recovered within 12 months		1,337,718	978,311
Sub-total		2,672,086	1,572,071
Deferred tax liabilities
- Deferred tax liabilities to be recovered after more than 12 months		(1,469,704)	(939,073)
- Deferred tax liabilities to be recovered within 12 months		(311,181)	(21,142)
Sub-total		(1,780,885)	(960,215)
Deferred tax assets (liabilities), net	₩	891,201	611,856